Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Supplemental Cash Flow Information [Line Items]
Supplemental cash flow information

Note 14. Supplemental cash flow information

In 2020, the Company had non-cash financing activity in the form of the issuance of a warrant for preferred stock as part of the 2020 Series A Financing, resulting in $1,707 related to the valuation of the warrant. The Company paid $17, $2, and $68 in interest for the years ended December 31, 2020, 2019 and 2018, respectively. The Company did not have any income tax payments for the periods presented.